Net Debt (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Interest bearing loans and borrowings
Non-current installments of loans	$ (15,730)
Non-current installments of loans - Non-cash & Other	550
Non-current installments of loans - Exchange Movements	30
Non-current installments of loans	(15,150)	$ (17,355)
Non-current installments of leases	(487)
Non-current installments of leases - Non-cash & Other	11
Non-current installments of leases - Exchange Movements	11
Non-current installments of leases	(465)	(514)
Total long-term debt	(16,217)
Total long-term debt - Non-cash & Other	561
Total long-term debt - Exchange Movements	41
Total long-term debt	(15,615)
Current instalments of loans	(1,597)
Current instalments of loans - Non-cash & Other	(556)
Current instalments of loans - Exchange Movements	(6)
Current instalments of loans	(2,159)
Current instalments of leases	(188)
Current instalments of leases - Cash Flow	117
Current instalments of leases - Non-cash & Other	(107)
Current instalments of leases - Exchange Movements	4
Current instalments of leases	(174)	(206)
Interest-bearing loans and borrowings	(1,822)
Interest-bearing loans and borrowings	(3,958)	(1,629)
Total current debt	(2,010)
Total current debt - Cash Flow	(1,466)
Total current debt - Non-cash & Other	(663)
Total current debt - Exchange Movements	7
Total current debt	(4,132)
Gross borrowings	(18,227)
Gross borrowings - Cash Flow	(1,466)
Gross borrowings - Non-cash & Other	(102)
Gross borrowings - Exchange Movements	48
Gross borrowings	(19,747)
Net derivative financial instruments	43
Net derivative financial instruments - Cash Flow	93
Net derivative financial instruments - Non-cash & Other	(154)
Net derivative financial instruments	(18)
Net borrowings	(18,184)
Net borrowings - Cash Flow	(1,373)
Net borrowings - Non-cash & Other	(256)
Net borrowings - Exchange Movements	48
Net borrowings	(19,765)
Cash and cash equivalents at the beginning of the period	5,369
Cash and cash equivalents - Cash Flow	330
Cash and cash equivalents - Exchange Movements	(26)
Cash and cash equivalents at the end of the period	5,673	5,428
Other investments - current	849
Other investments, current - Cash Flow	(463)
Other investments, current - Non-cash & Other	62
Other investments, current - Exchange Movements	(6)
Other investments - current	442	819
Other investments - non-current	62
Other investments, non-current - Non-cash & Other	(62)
Cash and investments	6,280
Cash and investments - Cash Flow	(133)
Cash and investments - Exchange Movements	(32)
Cash and investments	6,115
Net Debt	(11,904)
Net Debt - Cash Flow	(1,506)
Net Debt - Non-cash & Other	(256)
Net Debt - Exchange Movements	16
Net Debt	(13,650)
Other investments - non-current	1,577	1,362	$ 1,401
Increase in net debt	1,746
Net cash inflow from operating activities	1,179	491
Dividends paid	$ 2,398	$ 2,432
Percentage of 2019 full year dividends paid	67.00%
Put option
Interest bearing loans and borrowings
Potential payable	$ 2,219		$ 2,146
Commercial paper
Interest bearing loans and borrowings
Current borrowings and current portion of non-current borrowing - Cash Flow	(1,262)
Interest-bearing loans and borrowings	(1,262)
Bank collateral
Interest bearing loans and borrowings
Interest-bearing loans and borrowings	(71)
Current borrowings and current portion of non-current borrowing - Cash Flow	(34)
Interest-bearing loans and borrowings	(105)
Other Short-term borrowings excluding overdrafts
Interest bearing loans and borrowings
Interest-bearing loans and borrowings	(8)
Current borrowings and current portion of non-current borrowing - Cash Flow	(57)
Current borrowings and current portion of non-current borrowing - Exchange Movements	1
Interest-bearing loans and borrowings	(64)
Overdrafts
Interest bearing loans and borrowings
Interest-bearing loans and borrowings	(146)
Current borrowings and current portion of non-current borrowing - Cash Flow	(230)
Current borrowings and current portion of non-current borrowing - Exchange Movements	8
Interest-bearing loans and borrowings	$ (368)